Segment reporting - Geographical information (Details) - EUR (€) € in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Disclosure of geographical areas [line items]
Revenue	€ 770.0	€ 752.4	€ 2,208.9	€ 2,259.4
United Kingdom
Disclosure of geographical areas [line items]
Revenue	197.3	190.2	583.3	606.4
Italy
Disclosure of geographical areas [line items]
Revenue	85.6	90.5	261.6	278.7
Germany
Disclosure of geographical areas [line items]
Revenue	82.4	81.0	254.4	271.3
France
Disclosure of geographical areas [line items]
Revenue	48.4	51.2	140.1	153.6
Croatia
Disclosure of geographical areas [line items]
Revenue	59.2	56.7	129.6	124.2
Sweden
Disclosure of geographical areas [line items]
Revenue	35.5	34.0	103.8	103.4
Serbia
Disclosure of geographical areas [line items]
Revenue	45.6	42.7	115.3	115.3
Austria
Disclosure of geographical areas [line items]
Revenue	26.9	27.1	91.9	92.8
Norway
Disclosure of geographical areas [line items]
Revenue	37.0	31.6	101.0	89.9
Spain
Disclosure of geographical areas [line items]
Revenue	19.4	20.8	57.3	61.1
Switzerland
Disclosure of geographical areas [line items]
Revenue	18.2	19.5	55.2	56.0
Rest of Europe
Disclosure of geographical areas [line items]
Revenue	€ 114.5	€ 107.1	€ 315.4	€ 306.7